Events after the reporting period	6 Months Ended
Jun. 30, 2026
Events after the Reporting Period [Abstract]
Events after the reporting period	Events after the reporting period After the reporting date, no material events occurred which had a significant impact on the bank’s results of operations, financial position and net assets.